Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Line Items]
Registered capital percentage	50.00%
Net asset percentage	25.00%
Restricted net assets percentage	25.00%
PRC [Member]
Condensed Financial Information of the Parent Company [Line Items]
Percentage of after tax profit	10.00%